Consolidated Statements of Changes in Equity $ in Millions, $ in Millions	Capital stock [member] MXN ($)	Additional paid-in capital [member] MXN ($)	Retained earnings [member] MXN ($)	Fair value in equity financial instrument [member] MXN ($)	Valuation of the effective portion of derivative financial instrument [member] MXN ($)	Exchange differences on the translation of foreign operations and equity accounted investees [member] MXN ($)	Remeasurements of the net defined benefit liability [member] MXN ($)	Non-controlling interest [member] MXN ($)	Total controlling interest [member] MXN ($)	USD ($)	MXN ($)
Beginning Balance (Previously stated [member]) at Dec. 31, 2017	$ 3,348	$ 26,808	$ 201,868		$ 2,618	$ 18,207	$ (2,558)	$ 86,621	$ 250,291		$ 336,912
Beginning Balance (IAS 29 [member]) at Dec. 31, 2017			1,269					1,418	1,269		2,687
Beginning Balance (Accounting standard adoption effects [member]) at Dec. 31, 2017								(150)
Beginning Balance (Adjusted balance [member]) at Dec. 31, 2017	3,348	26,808	202,908		2,618	18,207	(2,558)	87,889	251,331		339,220
Beginning Balance (I F R S 9 [Member]) at Dec. 31, 2017			(229)					(150)	(229)		(379)
Beginning Balance at Dec. 31, 2017								86,621
Consolidated net income			23,990					9,089	23,990		33,079
Other comprehensive income (loss), net, excluding sale of joint venture				$ (491)	(727)	(8,988)	992	(4,079)	(9,214)		(13,293)
Consolidated comprehensive income, net of tax			23,990	(491)	(727)	(8,988)	992	5,010	14,776		19,786
Dividends declared and paid			(9,220)					(3,713)	(9,220)		(12,933)
Issuance (purchase) of share-based compensation plans		42						31	42		73
Other acquisitions and remeasurements								413
Contribution from non-controlling interest								412			412
Recognition of non-controlling interest upon consolidation of CCFPI								(11,140)
Derecognition upon disposal of controlling interest in Philippines								(11,140)			(11,140)
Other movements in equity accounted investees, net of tax			124						124		124
Ending Balance (Previously stated [member]) at Dec. 31, 2018	3,348	26,850	217,802	(491)	1,891	9,219	(1,566)	78,489	257,053		335,542
Ending Balance (Accounting standard adoption effects [member]) at Dec. 31, 2018								(69)
Ending Balance (Adjusted balance [member]) at Dec. 31, 2018	3,348	26,850	217,709	(491)	1,891	9,219	(1,566)	78,420	256,960		335,380
Ending Balance (I F R I C 23 [Member]) at Dec. 31, 2018			(93)					(69)	(93)		(162)
Ending Balance at Dec. 31, 2018								78,489
Consolidated net income			20,699					7,349	20,699		28,048
Other comprehensive income (loss), net, excluding sale of joint venture					(562)	(6,647)	(1,205)	(4,552)	(8,414)		(12,966)
Consolidated comprehensive income, net of tax			20,699		(562)	(6,647)	(1,205)	2,797	12,285		15,082
Dividends declared and paid			(9,692)					(3,945)	(9,692)		(13,637)
Issuance (purchase) of share-based compensation plans		33						(12)	33		21
Other acquisitions and remeasurements								32			32
Acquisition of non-controlling interest								(3,530)
Other acquisition of non-controlling interest		(8,721)			32	17	(3)	(3,530)	(8,675)		(12,205)
Other movements in equity accounted investees, net of tax			1,078						1,078		1,078
Ending Balance at Dec. 31, 2019	3,348	18,162	229,794	(491)	1,361	2,589	(2,774)	73,762	251,989		325,751
Consolidated net income			(1,930)					5,686	(1,930)	$ 188	3,756
Other comprehensive income (loss), net, excluding sale of joint venture				(3,991)	1,306	1,673	(416)	(5,681)	(1,428)		(7,109)
Sale of Joint Venture						(100)		(112)	(100)		(212)
Consolidated comprehensive income, net of tax			(1,930)	(3,991)	1,306	1,573	(416)	(107)	(3,458)	(181)	(3,565)
Dividends declared and paid			(10,360)					(5,524)	(10,360)		(15,884)
Issuance (purchase) of share-based compensation plans		(275)						(64)	(275)		(339)
Other acquisitions and remeasurements		(79)						1,377	(79)		1,298
Acquisition of non-controlling interest								(1,298)
Other movements in equity accounted investees, net of tax			(74)						(74)		(74)
Ending Balance at Dec. 31, 2020	$ 3,348	$ 17,808	$ 217,430	$ (4,482)	$ 2,667	$ 4,162	$ (3,190)	$ 69,444	$ 237,743	$ 15,442	$ 307,187